Contract Liabilities (Tables)	6 Months Ended
May 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

As of May 31, 2025 and November 30, 2024, the contract liabilities were comprised of the following:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Advance from customers	128,400	—	—
Total	128,400	—	—

Schedule of Increase Decrease in Contract Liabilities
	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Balance at beginning of the year ended	1,519,584	128,400	16,503
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(1,519,584)	(128,400)	(16,503)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	128,400	—	—
Total	128,400	—	—